Employee Information - Summary of Classification of Employee Benefit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee benefit expense
Wages and salaries (including termination costs)	£ 1,421	£ 1,567	£ 1,661
Social security costs	112	130	124
Share-based payment costs	37	33	22
Retirement benefits - defined contribution plans	56	57	67
Retirement benefits - defined benefit plans	23	19	16
Other post-retirement medical benefits	(12)	(1)	(2)
Total	£ 1,637	£ 1,805	£ 1,888